Note 27 - Other Reserves (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Other reserves [Text Block]
(US dollars in thousands)	Equity instruments 1	Preference shares 1	Shares pending issue 2	Capital raising costs 3	Equity incentive costs 4	Share awards issuance 4	Foreign exchange	Total
At June 30, 2020	27,057	-	-	(6,009)	344	-	16	21,408
Conversion to Aevitas preference shares	(2,998)	2,998	-	-	-	-	-	-
Interest on equity instruments	114	185	-	-	-	-	-	299
Equity instruments payments	(3,317)	(123)	-	-	-	-	-	(3,440)
Conversion to ordinary shares pending issue in VivoPower International PLC	(20,466)	-	20,466	-	-	-	-	-
Capital raising costs	-	-	-	(2,804)	-	-	-	(2,804)
Share issuance costs	-	-		(15)	-	-	-	(15)
Equity incentives cost less shares issued	-	-	-	-	1,078	(971)	-	107
Other movements	(390)	210	-	-	-	-	(61)	(241)
At June 30, 2021	-	3,270	20,466	(8,828)	1,422	(971)	(45)	15,314
Issuance of shares	-	-	(20,466)	-	-	-	-	(20,466)
Share issuance costs	-	-	-	-	-	(1,879)	-	(1,879)
Capital raising costs	-	-	-	(122)		-	-	(122)
Equity incentives cost less shares issued	-	-	-	-	1,318	-	-	1,318
Other movements	-	-	-	-	-	-	(283)	(283)
At June 30, 2022	-	3,270	-	(8,950)	2,740	(2,850)	(328)	(6,118)

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of	$000
	RSUs, PSUs	Weighted
	and BSAs	average grant
	(thousands)	date fair value
Outstanding at June 30, 2020	812	$662
Granted	184	1,621
Vested	(535)	(1,095)
Forfeit	-	-
Outstanding at June 30, 2021	462	$1,188
Granted	527	1,367
Vested	(612)	(1,460)
Forfeit	(98)	(233)
Outstanding at June 30, 2022	279	$862